DEBT - Senior Secrured Convertible Notes (Details)	May 21, 2019 USD ($) $ / shares	Jun. 30, 2019 USD ($)
Financing SPA
Debt
Expected investment from investors against which a loan taken	$ 25,000,000	$ 25,000,000
Senior Secured Convertible Notes
Debt
Amount borrowed	2,415,000
Issued discount	465,000
Amount that will offset from the remaining amount to be received from the investors	2,400,000
Amount to be paid if proposed merger is not completed	$ 2,400,000
Conversion price per share (USD per share) | $ / shares	$ 10.8
Redemption multiple upon default	1.35
Senior Secured Convertible Notes | Embedded Redemption Feature
Debt
Fair value of embedded derivative	$ 41,398	$ 42,073